Accrued and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accrued and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

	March 31,	December 31,
Dollars in thousands	2022	2021
Accrued payroll and other related expenses	$24,900	$23,901
Accrued revenue share	9,338	11,786
Deferred revenue	9,401	9,553
Income taxes payable	183	—
Other	14,744	12,515
Total accrued and other current liabilities	$58,566	$57,755

	December 31,	December 31,
Dollars in thousands	2021	2020
Accrued payroll and other related expenses	$23,901	$24,212
Accrued revenue share	11,786	13,480
Deferred revenue	9,553	10,019
Income taxes payable	—	15,777
Other	12,515	12,466
Total accrued and other current liabilities	$57,755	$75,954